CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE EARNINGS (LOSS) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (19.9)	$ (5.3)
Other comprehensive earnings (loss), net of tax:
Unrealized (loss) gain on investments and other financial instruments, net (excluding investments in unconsolidated affiliates)	(0.2)	2.1
Unrealized gain (loss) relating to investments in unconsolidated affiliates	5.9	(6.7)
Reclassification adjustments for unrealized gains and losses on unconsolidated affiliates, net of tax, included in net earnings	0.6	0.0
Other comprehensive earnings (loss)	6.3	(4.6)
Comprehensive loss	(13.6)	(9.9)
Less: Comprehensive loss attributable to noncontrolling interests	(3.1)	(4.2)
Comprehensive loss attributable to Cannae Holdings, Inc.	(10.5)	(5.7)
Net of income tax expense (benefit)	(0.1)	0.8
Net of income tax expense (benefit)	1.6	$ (1.8)
Net of income tax expense	$ 0.2